VARIABLE INTEREST ENTITY (“VIE”) (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

	December 31,	December 31,
	2022	2021

Current assets	$18,522,735	$6,702,528
Property and equipment, net	102,688	211,924
Other non-current assets	8,910,138	10,672,824
Total assets	27,535,561	17,587,276
Total liabilities	10,027,011	10,825,262
Net assets	$17,508,550	$6,762,014

	December 31,	December 31,
	2022	2021
Current liabilities:
Short-term loans - banks	$1,261,944	$860,915
Current maturities of long-term loans third party	—	—
Accounts payable	910,686	959,198
Other payables and accrued liabilities	3,305,351	3,328,862
Other payables related party	193,407	211,271
Operating lease liability - current	11,257	97,052
Customer deposits	1,566,443	1,500,677
Taxes payable	2,746,882	3,287,640
Total current liabilities	9,995,970	10,245,615
Operating lease liabilities	31,041	62,057
Long-term loans - third party	—	517,590
Total liabilities	$10,027,011	$10,825,262

The summarized operating results of the VIEs are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Revenues	$6,206,647	$15,155,074	$24,599,923
Gross profit	$(3,057,854)	$(6,482,924)	$13,420,020
(Loss) Income from operations	$(3,891,685)	$(55,966,045)	$11,511,579
Net (Loss) income from continuing operation	$(5,191,833)	$(55,453,545)	$9,548,866
Net income from discontinued operation	$—	$833,876	233,153
Non-controlling interest from continuing operation	$(40,025)	(2,918,680)	—
Non-controlling interest from discontinued operation	—	$—	111,404
Net income attributable to VIE’s	$(5,151,808)	$(51,700,989)	$9,670,615